RELATED-PARTYTRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED-PARTYTRANSACTIONS

NOTE 24. RELATED-PARTY TRANSACTIONS

Virginia Power and Dominion Energy Gas engage in related party transactions primarily with other Dominion Energy subsidiaries (affiliates). Virginia Power’s and Dominion Energy Gas’ receivable and payable balances with affiliates are settled based on contractual terms or on a monthly basis, depending on the nature of the underlying transactions. Virginia Power and Dominion Energy Gas are included in Dominion Energy’s consolidated federal income tax return and, where applicable, combined income tax returns for Dominion Energy are filed in various states. See Note 2 for further information. Dominion Energy’s transactions with equity method investments are described in Note 9. A discussion of significant related party transactions follows.

VIRGINIA POWER

Transactions with Affiliates

Virginia Power transacts with affiliates for certain quantities of natural gas and other commodities in the ordinary course of business. Virginia Power also enters into certain commodity derivative contracts with affiliates. Virginia Power uses these contracts, which are principally comprised of commodity swaps, to manage commodity price risks associated with purchases of natural gas. See Notes 7 and 19 for more information. As of December 31, 2017, Virginia Power’s derivative assets and liabilities with affiliates were $11 million and $5 million, respectively. As of December 31, 2016, Virginia Power’s derivative assets and liabilities with affiliates were $41 million and $8 million, respectively.

Virginia Power participates in certain Dominion Energy benefit plans as described in Note 21. At December 31, 2017 and 2016, Virginia Power’s amounts due to Dominion Energy asso-ciated with the Dominion Energy Pension Plan and reflected in noncurrent pension and other postretirement benefit liabilities in the Consolidated Balance Sheets were $505 million and $396 million, respectively. At December 31, 2017 and 2016, Virginia Power’s amounts due from Dominion Energy associated with the Dominion Energy Retiree Health and Welfare Plan and reflected in noncurrent pension and other postretirement benefit assets in the Consolidated Balance Sheets were $199 million and $130 million, respectively.

DES and other affiliates provide accounting, legal, finance and certain administrative and technical services to Virginia Power. In addition, Virginia Power provides certain services to affiliates, including charges for facilities and equipment usage.

The financial statements for all years presented include costs for certain general, administrative and corporate expenses assigned by DES to Virginia Power on the basis of direct and allocated methods in accordance with Virginia Power’s services agreements with DES. Where costs incurred cannot be determined by specific identification, the costs are allocated based on the proportional level of effort devoted by DES resources that is attributable to the entity, determined by reference to number of employees, salaries and wages and other similar measures for the relevant DES service. Management believes the assumptions and methodologies underlying the allocation of general corporate overhead expenses are reasonable.

Presented below are significant transactions with DES and other affiliates:

Year Ended December 31,	2017	2016	2015
(millions)
Commodity purchases from affiliates	$674	$571	$555
Services provided by affiliates(1)	453	454	422
Services provided to affiliates	25	22	22

(1)	Includes capitalized expenditures of $144 million, $144 million and $143 million for the year ended December 31, 2017, 2016 and 2015, respectively.

Virginia Power has borrowed funds from Dominion Energy under short-term borrowing arrangements. There were $33 million and $262 million in short-term demand note borrowings from Dominion Energy as of December 31, 2017 and 2016, respectively. The weighted-average interest rate of these borrowings was 1.65% and 0.97% at December 31, 2017 and 2016, respectively. Virginia Power had no outstanding borrowings, net of repayments under the Dominion Energy money pool for its nonregulated subsidiaries as of December 31, 2017 and 2016. Interest charges related to Virginia Power’s borrowings from Dominion Energy were immaterial for the years ended December 31, 2017, 2016 and 2015.

There were no issuances of Virginia Power’s common stock to Dominion Energy in 2017, 2016 or 2015.

DOMINION ENERGY GAS

Transactions with Related Parties

Dominion Energy Gas transacts with affiliates for certain quantities of natural gas and other commodities at market prices in the ordinary course of business. Additionally, Dominion Energy Gas provides transportation and storage services to affiliates. Dominion Energy Gas also enters into certain other contracts with affiliates, which are presented separately from contracts involving commodities or services. As of December 31, 2017 and 2016, all of Dominion Energy Gas’ commodity derivatives were with affiliates. See Notes 7 and 19 for more information. See Note 9 for information regarding transactions with an affiliate.

Dominion Energy Gas participates in certain Dominion Energy benefit plans as described in Note 21. At December 31, 2017 and 2016, Dominion Energy Gas’ amounts due from Dominion Energy associated with the Dominion Energy Pension Plan and reflected in noncurrent pension and other postretirement benefit assets in the Consolidated Balance Sheets were $734 million and $697 million, respectively. Dominion Energy Gas’ amounts due from Dominion Energy associated with the Dominion Energy Retiree Health and Welfare Plan and reflected in noncurrent pension and other postretirement benefit assets in the Consolidated Balance Sheets were $7 million and $2 million at December 31, 2017 and 2016, respectively.

DES and other affiliates provide accounting, legal, finance and certain administrative and technical services to Dominion Energy Gas. Dominion Energy Gas provides certain services to related parties, including technical services.

The financial statements for all years presented include costs for certain general, administrative and corporate expenses assigned by DES to Dominion Energy Gas on the basis of direct and allocated methods in accordance with Dominion Energy Gas’ services agreements with DES. Where costs incurred cannot be determined by specific identification, the costs are allocated based on the proportional level of effort devoted by DES resources that is attributable to the entity, determined by reference to number of employees, salaries and wages and other similar measures for the relevant DES service. Management believes the assumptions and methodologies underlying the allocation of general corporate overhead expenses are reasonable. The costs of these services follow:

Year Ended December 31,	2017	2016	2015
(millions)
Purchases of natural gas and transportation and storage services from affiliates	$5	$9	$10
Sales of natural gas and transportation and storage services to affiliates	70	69	69
Services provided by related parties(1)	143	141	133
Services provided to related parties(2)	156	128	101

(1)	Includes capitalized expenditures of $45 million, $49 million and $57 million for the year ended December 31, 2017, 2016 and 2015, respectively.
(2)	Amounts primarily attributable to Atlantic Coast Pipeline.

The following table presents affiliated and related party balances reflected in Dominion Energy Gas’ Consolidated Balance Sheets:

At December 31,	2017	2016
(millions)

Other receivables(1)	$12	$10
Customer receivables from related parties	1	1
Imbalances receivable from affiliates	1	2
Imbalances payable to affiliates(2)	—	4
Affiliated notes receivable(3)	20	18

(1)	Represents amounts due from Atlantic Coast Pipeline, a related party VIE.
(2)	Amounts are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.
(3)	Amounts are presented in other deferred charges and other assets in Dominion Energy Gas’ Consolidated Balance Sheets.

Dominion Energy Gas’ borrowings under the IRCA with Dominion Energy totaled $18 million and $118 million as of December 31, 2017 and 2016, respectively. The weighted-average interest rate of these borrowings was 1.60% and 1.08% at December 31, 2017 and 2016, respectively. Interest charges related to Dominion Energy Gas’ total borrowings from Dominion Energy were immaterial for 2017, 2016 and 2015.